Income Taxes - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
POSCO's statutory rate	26.40%	26.40%	27.50%
Deductible temporary differences	₩ 6,282,636
Taxable temporary differences, not recognized	11,603,746
KOREA, REPUBLIC OF | With Effect From First Of January Two Thousand And Twenty Four [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Minimum annual revenue in the preceeding periods	₩ 750
Minimum alternative tax percentage	15.00%